Cover Document	Jul. 30, 2020
Entity Information [Line Items]
Entity Central Index Key	0001418135
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	Keurig Dr Pepper Inc.
Entity File Number	001-33829
Entity Tax Identification Number	98-0517725
Entity Address, Address Line One	53 South Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	418-7000
Title of 12(b) Security	Common stock
Trading Symbol	KDP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false